Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Products and Services
Our segments are comprised of similar product categories. 8 categories (2021: 10; 2020: 10) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2022	2021	2020
Fabric	Home Care	15%	14%	14%
Ice Cream	Ice Cream	13%	13%	13%
Hair Care	Beauty & Wellbeing	11%	11%	11%
Scratch Cooking Aids	Nutrition	10%	10%	10%
Skin Cleansing	Personal Care	10%	11%	12%
Deodorant	Personal Care	8%	7%	8%
Skin Care	Beauty & Wellbeing	7%	7%	7%
Dressings	Nutrition	6%	6%	6%
Home & Hygiene	Home Care	4%	5%	5%
Tea*	Nutrition	3%	5%	6%
Other		13%	11%	8%
* Tea includes ekaterra as well as the retained tea business.

Summary of Operating Results of Reportable Segments
The Group operating segment information is provided based on five product areas: Beauty & Wellbeing, Personal Care, Home Care, Nutrition and Ice Cream.

		€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
2022
Turnover		12,250	13,636	12,401	13,898	7,888	60,073
Operating profit		2,154	2,264	1,064	4,497	776	10,755
Non-underlying items	3	138	415	280	(2,048)	143	(1,072)
Underlying operating profit		2,292	2,679	1,344	2,449	919	9,683
Share of net profit/(loss) of joint ventures and associates		1	3	4	196	4	208
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		282	350	327	349	417	1,725
Share-based compensation and other non-cash charges(a)		43	55	36	51	33	218
Within non-underlying items:
Impairment and other non-cash charges(b)		49	259	152	87	60	607
2021
Turnover		10,138	11,763	10,572	13,104	6,867	52,444
Operating profit		2,135	2,336	1,294	2,104	833	8,702
Non-underlying items	3	102	169	123	421	119	934
Underlying operating profit		2,237	2,505	1,417	2,525	952	9,636
Share of net profit/(loss) of joint ventures and associates		4	6	7	170	4	191
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		256	368	304	413	405	1,746
Share-based compensation and other non-cash charges(a)		46	56	44	69	34	249
Within non-underlying items:
Impairment and other non-cash charges(b)		1	12	12	17	16	58
2020
Turnover		9,082	12,042	10,460	12,486	6,654	50,724
Operating profit		1,743	2,568	1,243	2,033	716	8,303
Non-underlying items	3	109	171	276	332	176	1,064
Underlying operating profit		1,852	2,739	1,519	2,365	892	9,367
Share of net profit/(loss) of joint ventures and associates		3	4	5	161	2	175
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		308	405	369	485	451	2,018
Share-based compensation and other non-cash charges(a)		32	45	41	52	33	203
Within non-underlying items:
Impairment and other non-cash charges(b)		18	20	35	37	40	150
(a)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non- underlying activities.
(b)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.

Summary of Operating Results by Geographical Areas
Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million	€ million	€ million	€ million	€ million
	United Kingdom	United States	India	Others	Total
2022
Turnover	2,498	12,122	6,872	38,581	60,073
Non-current assets(a)	3,621	18,109	6,500	23,971	52,201
2021
Turnover	2,443	9,864	5,618	34,519	52,444
Non-current assets(a)	3,858	16,692	6,755	22,607	49,912
2020
Turnover	2,391	9,363	4,993	33,977	50,724
Non-current assets(a)	3,587	12,946	6,264	23,633	46,430
(a)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

Summary of Additional Information by Geographies
The three geographical areas remain unchanged but AAR has been renamed to APA (Asia Pacific Africa) which better reflects the size of the underlying businesses. Profit information by geography will no longer be published.

	€ million	€ million	€ million
	2022	2021	2020
Asia Pacific Africa	27,504	24,264	23,440
The Americas	20,905	16,844	16,080
Europe	11,664	11,336	11,204
Total	60,073	52,444	50,724
(a)Americas sales in North America were €13,000 million (2021: €10,627 million; 2020: €10,117 million) and in Latin America were €7,905 million (2021: €6,217 million; 2020: €5,963 million).

Summary of Disaggregation of Sales by Markets	The Group's turnover classified by markets is:

	€ million	€ million	€ million
	2022	2021	2020
Emerging markets	35,324	30,407	29,281
Developed markets	24,749	22,037	21,443